Intangible Assets - DAC for US operations and sensitivity of amortisation (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
DAC amounts
Gain (loss) for shadow DAC amortisation	£ (432)	£ 272
Shareholder-backed
DAC amounts
Deferred acquisition costs	10,353
Credit (charge) for decelerated (accelerated) amortisation	£ 148	£ (42)
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumption for long-term investment returns (as a percent)	7.40%
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	35.00%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	30.00%
Shareholder-backed | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs			£ 10,095
Shareholder-backed | Jackson (US insurance operations)
DAC amounts
Deferred acquisition costs	£ 8,970
Gain (loss) for shadow DAC amortisation	(432)		246
Positive (negative) unrealised valuation movement	£ 2,617		£ (1,617)
Assumption for long-term investment returns (as a percent)	7.40%		7.40%
Shareholder-backed | Jackson (US insurance operations) | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs			£ 8,727
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ (489)
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs			(49)
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	9,118
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs			8,477
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 341
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC | Continuing and discontinued operations
DAC amounts
Deferred acquisition costs			£ 299